Condensed Consolidating Balance Sheet (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Aug. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 28,589				$ 2,188					$ 3,302
Restricted cash	86				189					0
Trade receivables, net	12,105				13,121				$ 12,645	12,645
Prepaid and other current assets	24,966				28,178					10,668
Total current assets	65,746				43,676					26,615
Investment in subsidiaries										0
Property and equipment, net	41,215				36,539					32,789
Subscriber accounts, net of amortization	1,089,135				1,195,463					1,302,028
Deferred income tax asset, net	783				783					0
Dealer network and other intangible assets, net	142,719				0					6,994
Goodwill	81,943				0					563,549	$ 563,549
Other assets, net	16,694				29,307					9,340
Total assets	1,457,388				1,305,768					1,941,315
Current liabilities:
Accounts payable	14,416				12,099					11,073
Other accrued liabilities	35,035				31,085					53,484
Deferred revenue	13,309				13,060				$ 12,892	13,871
Holdback liability	6,148				11,513					9,309
Current portion of long-term debt	8,225				1,816,450					11,000
Total current liabilities	77,133				1,884,207					98,737
Non-current liabilities:
Long-term debt	985,775				0					1,707,297
Long-term holdback liability	2,207				1,770					2,658
Derivative financial instruments	0				6,039					13,491
Deferred income tax liability, net					0					13,304
Other liabilities	7,751				2,727					3,092
Total liabilities	1,088,795				1,894,743					1,838,579
Total stockholder's (deficit) equity	368,593	$ 379,400	$ (678,864)	$ (623,775)	(588,975)	$ (202,907)	$ (167,695)	$ 68,220		102,736	$ 214,945	$ 201,065
Total liabilities and stockholder's equity (deficit)	$ 1,457,388				1,305,768					1,941,315
Eliminations
Current assets:
Cash and cash equivalents					0					0
Restricted cash					0
Trade receivables, net					0					0
Prepaid and other current assets					(93,983)					(66,341)
Total current assets					(93,983)					(66,341)
Investment in subsidiaries										(4,554)
Property and equipment, net					0					0
Subscriber accounts, net of amortization					0					0
Deferred income tax asset, net					0
Dealer network and other intangible assets, net										0
Goodwill										0
Other assets, net					0					0
Total assets					(93,983)					(70,895)
Current liabilities:
Accounts payable					0					0
Other accrued liabilities					(93,983)					(66,341)
Deferred revenue					0					0
Holdback liability					0					0
Current portion of long-term debt					0					0
Total current liabilities					(93,983)					(66,341)
Non-current liabilities:
Long-term debt					0					0
Long-term holdback liability					0					0
Derivative financial instruments					0					0
Deferred income tax liability, net										0
Other liabilities					(57,242)					0
Total liabilities					(151,225)					(66,341)
Total stockholder's (deficit) equity					57,242					(4,554)
Total liabilities and stockholder's equity (deficit)					(93,983)					(70,895)
Parent Issuer
Current assets:
Cash and cash equivalents					1,697					2,705
Restricted cash					189
Trade receivables, net					12,362					12,082
Prepaid and other current assets					118,119					74,613
Total current assets					132,367					89,400
Investment in subsidiaries										4,554
Property and equipment, net					34,960					30,727
Subscriber accounts, net of amortization					1,160,698					1,265,519
Deferred income tax asset, net					783
Dealer network and other intangible assets, net										6,063
Goodwill										527,191
Other assets, net					29,270					9,311
Total assets					1,358,078					1,932,765
Current liabilities:
Accounts payable					11,110					9,705
Other accrued liabilities					29,016					50,448
Deferred revenue					11,357					12,332
Holdback liability					11,342					9,035
Current portion of long-term debt					1,816,450					11,000
Total current liabilities					1,879,275					92,520
Non-current liabilities:
Long-term debt					0					1,707,297
Long-term holdback liability					1,770					2,658
Derivative financial instruments					6,039					13,491
Deferred income tax liability, net										11,684
Other liabilities					59,969					2,379
Total liabilities					1,947,053					1,830,029
Total stockholder's (deficit) equity					(588,975)					102,736
Total liabilities and stockholder's equity (deficit)					1,358,078					1,932,765
Subsidiary Guarantors
Current assets:
Cash and cash equivalents					491					597
Restricted cash					0
Trade receivables, net					759					563
Prepaid and other current assets					4,042					2,396
Total current assets					5,292					3,556
Investment in subsidiaries										0
Property and equipment, net					1,579					2,062
Subscriber accounts, net of amortization					34,765					36,509
Deferred income tax asset, net					0
Dealer network and other intangible assets, net										931
Goodwill										36,358
Other assets, net					37					29
Total assets					41,673					79,445
Current liabilities:
Accounts payable					989					1,368
Other accrued liabilities					96,052					69,377
Deferred revenue					1,703					1,539
Holdback liability					171					274
Current portion of long-term debt					0					0
Total current liabilities					98,915					72,558
Non-current liabilities:
Long-term debt					0					0
Long-term holdback liability					0					0
Derivative financial instruments					0					0
Deferred income tax liability, net										1,620
Other liabilities					0					713
Total liabilities					98,915					74,891
Total stockholder's (deficit) equity					(57,242)					4,554
Total liabilities and stockholder's equity (deficit)					41,673					79,445
Non-Guarantors
Current assets:
Cash and cash equivalents					0					0
Restricted cash					0
Trade receivables, net					0					0
Prepaid and other current assets					0					0
Total current assets					0					0
Investment in subsidiaries										0
Property and equipment, net					0					0
Subscriber accounts, net of amortization					0					0
Deferred income tax asset, net					0
Dealer network and other intangible assets, net										0
Goodwill										0
Other assets, net					0					0
Total assets					0					0
Current liabilities:
Accounts payable					0					0
Other accrued liabilities					0					0
Deferred revenue					0					0
Holdback liability					0					0
Current portion of long-term debt					0					0
Total current liabilities					0					0
Non-current liabilities:
Long-term debt					0					0
Long-term holdback liability					0					0
Derivative financial instruments					0					0
Deferred income tax liability, net										0
Other liabilities					0					0
Total liabilities					0					0
Total stockholder's (deficit) equity					0					0
Total liabilities and stockholder's equity (deficit)					$ 0					$ 0